Equity Issuances (Details) (USD $)	6 Months Ended
	Jun. 30, 2014
Equity [Abstract]
Common Stock, Shares, Issued	12,650,000	[1]
Share Price	$ 54.00
Gross Proceeds from Issuance of Common Stock	$ 683,100,000
Net proceeds	660,947,000	[2]
Common Stock, shares issued under shareholder options	1,650,000
Payments of Stock Issuance Costs	$ 600,000

[1]	Includes 1,650,000 common shares purchased pursuant to the exercise of the Underwriters' option to purchase additional common shares.
[2]	Includes additional issue costs of $0.6 million which were paid in July 2014.